LEASE - Schedule of future lease payments (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	¥ 47,475	$ 6,504
2026	14,973	2,051
2027	14,274	1,956
2028	14,261	1,954
2029	14,261	1,954
Thereafter	87,083	11,930
Total future lease payments	192,327	26,349
Less: Imputed interest	7,985	1,095
Total lease liability balance	¥ 184,342	$ 25,254